FINANCIAL RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Customer	Dec. 31, 2020 CAD ($) Customer	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of major customers [line items]
Cash	$ 744,541	$ 1,145,461	$ 2,376,826	$ 2,362,494
Current liabilities	$ 5,341,267	$ 3,590,794
Number of significant customers | Customer	2	3
Two customers [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	99.00%
Customer one [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue		79.00%
Customer two [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue		16.00%
Customer three [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue		5.00%